Segment Disclosure (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of operating segments [abstract]
Summary of Reportable Segments
Significant information relating to the Company's reportable segments is summarized in the tables below:

Year ended December 31, 2021	Caraíba (Brazil)	Xavantina (Brazil)	Tucumã (Brazil)	Corporate and Other	Consolidated

Revenue	$423,954	$65,961	$—	$—	$489,915

Cost of production	(96,975)	(19,837)	—	—	(116,812)
Depreciation and depletion	(39,202)	(7,800)	—	—	(47,002)
Sales expenses	(6,726)	(517)	—	—	(7,243)
Cost of sales	(142,903)	(28,154)	—	—	(171,057)

Gross profit	281,051	37,807	—	—	318,858

Expenses
General and administrative	(20,444)	(2,560)	—	(15,842)	(38,846)
Share-based compensation	—	—	—	(7,848)	(7,848)
Finance income	1,031	1,092	—	868	2,991
Finance expenses	(5,622)	(889)	—	(5,648)	(12,159)
Foreign exchange loss	(21,225)	(360)	—	(383)	(21,968)
NX Gold PMPA transaction fees	—	(1,219)	—	—	(1,219)
Other expenses	(2,382)	(507)	—	—	(2,889)
Income (loss) before taxes	232,409	33,364	—	(28,853)	236,920
Current tax expense	(15,087)	(4,406)	—	(2,935)	(22,428)
Deferred tax expense	(11,482)	(378)	—	—	(11,860)
Net income (loss)	$205,840	$28,580	$—	$(31,788)	$202,632

Assets
Current	$152,340	$35,734	$363	$20,249	208,686
Non-current	411,315	45,791	23,950	20	481,076
Total Assets	$563,655	$81,525	$24,313	$20,269	$689,762
Total Liabilities	$115,768	$109,679	$1,137	$67,688	294,272